Stock-Based Compensation - Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options (Details) (10K) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
2017 [Member]
Unrecognized compensation cost related to unvested stock options	$ 1,190,434	$ 4,660,365
2018 [Member]
Unrecognized compensation cost related to unvested stock options	915,495	2,858,434
2019 [Member]
Unrecognized compensation cost related to unvested stock options	$ 346,940	1,313,163
2020 [Member]
Unrecognized compensation cost related to unvested stock options		213,937
2021 [Member]
Unrecognized compensation cost related to unvested stock options		$ 4,217